Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Percentage of benefit on loss	8.50%	3.80%	2.20%	3.10%
Net operating loss					$ 0
Deferred tax assets					238,491
Deferred tax benefit					(997,702)
Additional paid in capital					759,211
Deferred tax liability					423,413
Deferred income tax expenses					335,798
Provision for income taxes	(186,994)	$ (76,538)	336,506	$ (191,206)	(988,802)
Deferred tax assets	4,698,955		4,698,955
Federal [Member]
Income Taxes [Line Items]
Net operating loss					700,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss					$ 900,000
Heliogen, Inc. [Member]
Income Taxes [Line Items]
Percentage of benefit on loss					4.60%	1.00%
Deferred tax assets					$ 6,728,000	$ 12,901,000
Deferred tax benefit			2,000	4,000	6,000	1,000
Provision for income taxes		$ 2,000	$ 2,000	$ 4,000	6,000	1,000
Deferred tax assets					84,569,000	$ 96,346,000
Heliogen, Inc. [Member] | Federal [Member]
Income Taxes [Line Items]
Net operating loss					244,400,000
Deferred tax assets, operating loss carryforwards, subject to expiration					10,100,000
Heliogen, Inc. [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss					265,700,000
Heliogen, Inc. [Member] | Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Net operating loss					$ 3,000,000